Other expense - Schedule of Other Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans	$ (23)	$ 1	$ (113)	$ 19
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(19)	(19)	(26)	28
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(93)	(377)	(93)	(377)
Operations	6	8	21	26
(Losses) gains on investments	(2)	79	(8)	79
Interest income	25	13	57	27
Early debt redemption costs	0	(1)	0	(1)
Other	5	(15)	23	9
Total other expense	$ (101)	$ (311)	$ (139)	$ (190)